Summary of Principal Accounting Policies - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Additional lease liabilities		¥ 100,000
Top of range [member]
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Land use rights terms	50 years